FINANCIAL INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Schedule of financial income (expenses)
	Year ended December 31,
	2024	2023	2022
Financial expenses:
Bank charges and other	$495	$443	$730
Interest on credit facility and amortization of
debt issuance fees	–	–	62
Exchange rate expense, net	4,796	–	–
Total financial expenses	5,291	443	792
Financial income:
Exchange rate income, net	–	361	4,687
Interest income on deposits, money market
funds and marketable securities	60,659	41,993	18,659
Accretion of discount on marketable
securities	132	–	–
Total financial income	60,791	42,354	23,346
Financial income, net	$55,500	$41,911	$22,554